FINANCIAL INCOME, NET - Schedule of Financial Income (Expense) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INCOME, NET
Interest income	€ 1,311	€ 404	€ 10
Interest expense	(232)	(168)	(52)
Paycheck Protection Program loan forgiveness			187
Total	€ 1,079	€ 236	€ 145